General	6 Months Ended
Jun. 30, 2021
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Reporting Entity

Foresight Autonomous Holdings Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 7 Golda Meir St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2021, comprise the Company and its fully owned subsidiaries in Israel (together referred to as the “Group”). The Company, through of its subsidiary, Foresight Automotive Ltd. (“Foresight Automotive”), is a technology company developing smart multi-spectral vision software solutions including modules of automatic calibration, sensor fusion and dense 3D point cloud that can be applied to different markets such as automotive, defense, autonomous vehicles and heavy industrial equipment. In addition, the Company, through of its subsidiary, Eye-Net Mobile Ltd. (“Eye-Net Mobile”), is also engaged in the development of a cellular-based solution suite that provides real-time pre-collision alerts to enhance road safety and situational awareness for all road users in the urban mobility environment by incorporating cutting-edge artificial intelligence (“AI”) technology. The ordinary shares of the Company, no par value each (the “Ordinary Shares”), are registered for trade on the Tel Aviv Stock Exchange Ltd. In addition, since June 15, 2017, the Company has American Depository Shares (“ADSs”) registered with the U.S. Securities and Exchange Commission. The ADSs are listed on The Nasdaq Capital Market; the ratio of the Company’s Ordinary Shares to ADSs is 5:1.

B.	The Group’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated within the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

C.	In early 2020, the World Health Organization declared the rapidly spreading coronavirus disease (COVID-19) outbreak a pandemic. This pandemic has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. The Company considered the impact of COVID-19 on its operations and determined that there were no material adverse impacts on the Company’s results of operations and financial position as of June 30, 2021. These estimates may change, as new events occur and additional information is obtained.